Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Property and equipment, net

Note 6 – Property and equipment, net

	As of December 31,
	2019	2018
	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	55	55
Computer software and electronic equipment	88	78
Leasehold improvements	198	196
	1,078	1,066
Less - Accumulated depreciation	907	872
Net book value	$171	$194